Segments - Pre-Tax Income Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pre-tax income from continuing operations
Amortization of acquired intangible assets	$ (1,830)	$ (1,627)	$ (1,747)
Acquisition-related (charges)/income	(122)	(33)	(18)
Non-operating retirement-related (costs)/income	(3,457)	39	(6,548)
Kyndryl-related impacts	0	0	(351)
Stock-based compensation	(1,311)	(1,133)	(987)
Net interest excluding the Financing segment	(984)	(973)	(1,071)
Workforce rebalancing charges	(692)	(435)	0
Other-divested businesses	234	83	239
Pre-tax income from continuing operations	5,797	8,690	1,156
Pension settlement charges	3,113	0	5,894
Operating Segments
Pre-tax income from continuing operations
Workforce rebalancing charges			(40)
Pre-tax income from continuing operations	13,535	12,829	11,893
Unallocated corporate amounts and other
Pre-tax income from continuing operations
Pre-tax income from continuing operations	$ 425	$ (59)	$ (254)